PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROJECT ASSETS
Project assets - Acquisition cost	$ 51,635	$ 40,094
Project assets - EPC and other cost	1,234,128	1,631,418
Total project assets	1,285,763	1,671,512
Current portion	933,563	1,523,342
Non-current portion	352,200	148,170
Impairment charges and write-off	$ 9,016	$ 0	$ 2,952